Note 7 LtSCD by LMU (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LtSCD by LMU [Line Items]
Average LtSCD by LMU	99.00%	96.00%	95.00%
BBVA SA [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	100.00%	98.00%	98.00%
BBVA Mexico [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	102.00%	98.00%	93.00%
Garanti BBVA group [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	78.00%	83.00%	81.00%
Other LMU [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	104.00%	96.00%	93.00%